Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

26. Subsequent events

Finalization of liquidation of voxeljet UK

The liquidation process of voxeljet UK was finalized on February 17, 2022, when upon submission of final account by liquidators to the Companies House, the affairs of voxeljet UK were fully wound up. voxeljet UK will be deconsolidated in February 2022. On deconsolidation, the foreign currency translation reserve amounting to kEUR 1,476 recorded in other comprehensive income is reclassified to profit and loss account.

Extension of lease contract voxeljet China

On February 22, 2022, shortly before its expiration, the lease contract of voxeljet’s subsidiary voxeljet China was renewed for two years, extending from March 1, 2022 to February 29, 2024. The renewal period previously agreed in the original contract was three years. The lease liability will be reduced from kEUR 1,027 to kEUR 709 and the right of use asset will be reduced from kEUR 884 to kEUR 566.

Conflict between Russia and Ukraine

On February 24, 2022, Russian invasion of Ukraine started, which heightened use of trade restrictions and sanctions, including tariffs or prohibitions on technology transfers to achieve diplomatic ends. As a consequence, voxeljet wrote off kEUR 97 of receivables from Russian clients in the first quarter of 2022 and stopped all business transactions with clients from Russia, Belarus and Ukraine.